Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	[1]	Mar. 31, 2016		Mar. 31, 2015	[3]
Financing Receivable, Allowance for Credit Losses [Line Items]
Other	¥ (1,689)		¥ (6,468)	[2]	¥ 1,692
Deconsolidation of Variable Interest Entity | Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Other			¥ 5,265

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.